Provision for Pension Plan - Average Ceilings Set For Different Type of Investment For Pension Funds (Detail)	12 Months Ended
Dec. 31, 2017
TCSPREV plan | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	100.00%
TCSPREV plan | Variable Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	17.00%
TCSPREV plan | Structured Investments
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	20.00%
TCSPREV plan | Investments abroad
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	5.00%
TCSPREV plan | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	8.00%
TCSPREV plan | Loans to participants
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	15.00%
BrTPREV Plans | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	100.00%
BrTPREV Plans | Variable Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	17.00%
BrTPREV Plans | Structured Investments
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	20.00%
BrTPREV Plans | Investments abroad
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	5.00%
BrTPREV Plans | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	8.00%
BrTPREV Plans | Loans to participants
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	15.00%
PBS-Telemar Plan | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	100.00%
PBS-Telemar Plan | Variable Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	17.00%
PBS-Telemar Plan | Structured Investments
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	20.00%
PBS-Telemar Plan | Investments abroad
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	2.00%
PBS-Telemar Plan | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	8.00%
PBS-Telemar Plan | Loans to participants
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	15.00%
TelemarPrev Plan | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	100.00%
TelemarPrev Plan | Variable Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	17.00%
TelemarPrev Plan | Structured Investments
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	20.00%
TelemarPrev Plan | Investments abroad
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	5.00%
TelemarPrev Plan | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	8.00%
TelemarPrev Plan | Loans to participants
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	15.00%